Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of cash equivalents and restricted cash
	December 31,
	2021	2020
Cash and cash equivalents	$84,701	$19,838
Restricted cash	345	345
Total cash, cash equivalents and restricted cash	$85,046	$20,183